LEASES - Schedule of Minimum Future Revenue Receivable under Fixed Rate Contracts (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	$ 118,346
Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	58,194
Year 2
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	53,246
Year 3
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	$ 6,906